Significant Accounting Policies - Additional Information (Details) - KRW (₩)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Transfers of financial assets	₩ 0	₩ 0	₩ 0
Common stock equivalents outstanding	0	0